BNY Mellon US Small Cap Core Equity ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8%
Communication Services — 2.5%
Array Digital Infrastructure, Inc.	418	20,143
Atlanta Braves Holdings, Inc., Cl. C (a)	1,261	50,352
Cargurus, Inc. (a)	2,346	76,010
Cinemark Holdings, Inc.	3,130	74,118
Globalstar, Inc. (a),(b)	1,516	93,416
Grindr, Inc. (a),(b)	1,344	15,214
IAC, Inc. (a)	1,989	73,494
Iridium Communications, Inc.	2,753	54,840
Liberty Global Ltd., Cl. A (a)	5,997	66,507
Liberty Global Ltd., Cl. C (a)	3,253	36,043
Lumen Technologies, Inc. (a)	28,947	255,313
Madison Square Garden Sports Corp. (a),(b)	493	139,790
Magnite, Inc. (a)	3,993	57,779
Nexstar Media Group, Inc.	880	186,894
NIQ Global Intelligence PLC (a),(b)	1,313	22,308
Rumble, Inc. (a),(b)	3,365	19,147
TEGNA, Inc.	4,802	92,006
Telephone and Data Systems, Inc.	2,986	134,758
Trump Media & Technology Group Corp. (a)	4,891	62,507
ZoomInfo Technologies, Inc. (a)	8,693	69,979
		1,600,618
Consumer Discretionary — 12.5%
Abercrombie & Fitch Co., Cl. A (a)	1,399	136,584
Academy Sports & Outdoors, Inc.	2,024	111,340
Acushnet Holdings Corp.	798	77,358
Adtalem Global Education, Inc. (a)	1,071	110,902
Advance Auto Parts, Inc.	1,820	87,378
American Eagle Outfitters, Inc.	4,766	111,095
Asbury Automotive Group, Inc. (a)	588	137,892
Bath & Body Works, Inc.	6,273	136,751
Boot Barn Holdings, Inc. (a)	913	162,952
Boyd Gaming Corp.	1,740	147,100
Bright Horizons Family Solutions, Inc. (a)	1,708	158,212
Brightstar Lottery PLC	2,881	41,717
Brinker International, Inc. (a)	1,328	209,452
Brunswick Corp.	1,972	158,194
Caesars Entertainment, Inc. (a)	6,137	127,036
Capri Holdings Ltd. (a)	3,550	80,124
Cavco Industries, Inc. (a)	218	107,260
Champion Homes, Inc. (a)	1,680	131,678
Choice Hotels International, Inc. (b)	875	89,950
Columbia Sportswear Co.	695	38,420
Crocs, Inc. (a),(b)	1,605	134,692
Dorman Products, Inc. (a)	763	94,765
Dream Finders Homes, Inc., Cl. A (a),(b)	661	12,156
Driven Brands Holdings, Inc. (a),(b)	1,625	25,269
Etsy, Inc. (a)	2,940	155,702
Frontdoor, Inc. (a)	2,211	130,692

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Consumer Discretionary — 12.5% (continued)
Gentex Corp.	6,492	149,381
Global Business Travel Group I (a),(b)	3,721	25,489
Graham Holdings Co., Cl. B	93	108,497
Grand Canyon Education, Inc. (a)	841	146,199
Green Brick Partners, Inc. (a)	942	65,365
Group 1 Automotive, Inc.	376	133,202
Harley-Davidson, Inc.	3,359	66,508
Hilton Grand Vacations, Inc. (a),(b)	2,146	96,806
Installed Building Products, Inc. (b)	687	197,952
KB Home	1,990	114,505
Kontoor Brands, Inc.	1,677	100,167
Laureate Education, Inc. (a)	3,918	134,387
LCI Industries	721	105,764
Lear Corp.	1,602	187,578
Life Time Group Holdings, Inc. (a)	3,360	98,011
M/I Homes, Inc. (a)	789	105,489
Macy’s, Inc.	7,318	146,506
Marriott Vacations Worldwide Corp.	968	52,572
Meritage Homes Corp.	2,208	153,478
Newell Brands, Inc.	11,601	49,304
Patrick Industries, Inc.	952	120,114
Peloton Interactive, Inc., Cl. A (a)	11,515	64,369
Penn Entertainment, Inc. (a)	3,918	50,307
Polaris, Inc.	1,604	102,399
PVH Corp.	1,432	89,300
Red Rock Resorts, Inc., Cl. A	1,505	95,011
RH (a)	461	91,661
Rush Street Interactive, Inc. (a)	2,648	46,790
Shake Shack, Inc., Cl. A (a)	1,150	101,856
Sharplink Gaming, Inc. (a),(b)	5,996	53,244
Signet Jewelers Ltd.	1,089	100,482
Six Flags Entertainment Corp. (a),(b)	2,821	50,806
Sonic Automotive, Inc., Cl. A	420	25,183
Steven Madden Ltd.	2,145	94,123
Stride, Inc. (a)	1,257	106,342
Taylor Morrison Home Corp. (a)	2,760	168,222
The Buckle, Inc.	929	43,942
The Cheesecake Factory, Inc. (b)	1,452	84,158
The Goodyear Tire & Rubber Company (a)	8,653	81,425
Thor Industries, Inc.	1,517	169,707
Travel + Leisure Co.	1,914	133,100
Tri Pointe Homes, Inc. (a)	2,714	90,512
United Parks & Resorts, Inc. (a)	849	31,965
Urban Outfitters, Inc. (a)	1,689	119,666
Vail Resorts, Inc. (b)	1,076	143,183
Valvoline, Inc. (a),(b)	3,883	127,052
VF Corp. (b)	11,123	217,900
Visteon Corp.	812	73,778
Warby Parker, Inc., Cl. A (a)	2,776	70,816

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Consumer Discretionary — 12.5% (continued)
Whirlpool Corp. (b)	1,674	133,903
YETI Holdings, Inc. (a)	2,496	114,092
		8,147,239
Consumer Staples — 2.2%
BellRing Brands, Inc. (a)	3,851	95,774
Cal-Maine Foods, Inc.	1,386	115,772
Coty, Inc., Cl. A (a)	11,876	37,647
Darling Ingredients, Inc. (a)	4,738	216,337
Flowers Foods, Inc.	4,793	54,784
Freshpet, Inc. (a)	1,401	97,650
Interparfums, Inc.	484	47,224
National Beverage Corp. (a)	528	17,994
Post Holdings, Inc. (a)	1,466	149,986
PriceSmart, Inc.	757	107,653
Reynolds Consumer Products, Inc.	1,627	37,698
Seaboard Corp.	7	35,576
The Boston Beer Company, Inc., Cl. A (a)	219	46,783
The Chefs’ Warehouse, Inc. (a)	1,084	68,184
The Marzetti Company	584	100,197
The Simply Good Foods Company (a)	2,771	52,012
Tootsie Roll Industries, Inc. (b)	566	21,440
WD-40 Co.	422	97,579
		1,400,290
Energy — 5.9%
Archrock, Inc.	5,141	152,122
Cactus, Inc., Cl. A	2,108	118,533
California Resources Corp.	1,926	103,041
Centrus Energy Corp., Cl. A (a),(b)	504	140,253
Chord Energy Corp.	1,788	179,229
CNX Resources Corp. (a)	4,098	159,002
Comstock Resources, Inc. (a),(b)	2,842	69,203
Core Natural Resources, Inc.	1,463	139,541
Crescent Energy Co., Cl. A	7,093	69,299
CVR Energy, Inc. (a)	1,028	23,377
Excelerate Energy, Inc., Cl. A	743	27,751
Golar LNG Ltd.	2,965	120,349
Gulfport Energy Corp. (a)	401	81,872
Helmerich & Payne, Inc.	2,914	98,726
Kodiak Gas Services, Inc.	1,581	66,418
Magnolia Oil & Gas Corp., Cl. A	5,325	135,841
Matador Resources Co.	3,650	165,126
Murphy Oil Corp. (b)	4,086	122,948
Noble Corp. PLC	3,902	138,989
Northern Oil & Gas, Inc.	2,560	64,000
NOV, Inc.	11,305	207,447
Oceaneering International, Inc. (a)	3,061	92,136
Patterson-UTI Energy, Inc.	9,905	74,585
PBF Energy, Inc., Cl. A	2,726	91,212
Peabody Energy Corp.	3,397	119,778
Scorpio Tankers, Inc.	1,418	90,213
SM Energy Co.	6,751	131,439

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Energy — 5.9% (continued)
Solaris Energy Infrastructure, Inc.	1,071	59,109
Tidewater, Inc. (a)	1,411	88,173
Transocean Ltd. (a)	28,826	143,265
Uranium Energy Corp. (a),(b)	13,776	237,498
Valaris Ltd. (a)	1,831	105,704
Weatherford International PLC	2,127	200,108
		3,816,287
Financials — 17.4%
Accelerant Holdings, Cl. A (a),(b)	1,145	15,641
Affiliated Managers Group, Inc.	841	263,309
Ameris Bancorp	1,907	153,742
Arbor Realty Trust, Inc. (b),(c)	5,169	39,801
Artisan Partners Asset Management, Inc., Cl. A (b)	2,016	89,752
Aspen Insurance Holdings Ltd., Cl. A (a)	493	18,404
Associated Banc-Corp.	5,078	138,426
Assured Guaranty Ltd.	1,382	117,263
Atlantic Union Bankshares Corp.	4,387	170,391
Axos Financial, Inc. (a)	1,518	150,267
Banc of California, Inc.	4,022	80,360
BancFirst Corp.	560	61,572
Bank of Hawaii Corp.	1,182	88,390
Bank OZK	3,189	151,669
BankUnited, Inc.	2,233	106,000
BGC Group, Inc., Cl. A	10,292	93,760
Blackstone Mortgage Trust, Inc., Cl. A (c)	4,897	94,267
Bread Financial Holdings, Inc.	1,399	101,483
Brighthouse Financial, Inc. (a)	1,696	108,646
Cathay General Bancorp	2,018	103,281
CNO Financial Group, Inc.	2,858	120,179
Cohen & Steers, Inc.	886	56,934
Community Financial System, Inc.	1,573	98,312
Credit Acceptance Corp. (a)	161	80,217
CVB Financial Corp.	3,949	77,835
Dave, Inc. (a)	241	39,449
DigitalBridge Group, Inc.	4,956	76,273
Dlocal Ltd.	2,349	31,618
Eastern Bankshares, Inc.	5,841	119,653
Enact Holdings, Inc.	796	31,657
Enova International, Inc. (a)	727	120,079
Essent Group Ltd.	2,904	182,720
Euronet Worldwide, Inc. (a)	1,089	78,909
F&G Annuities & Life, Inc.	637	18,785
FB Financial Corp.	1,289	74,156
Federated Hermes, Inc.	2,211	117,802
First BanCorp.	4,684	103,610
First Financial Bancorp	3,123	89,755
First Financial Bankshares, Inc.	3,657	116,366
First Hawaiian, Inc.	3,760	99,828
First Interstate BancSystem, Inc., Cl. A	2,730	96,833
FirstCash Holdings, Inc.	1,115	190,107
Flagstar Bank NA	9,149	120,950

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Financials — 17.4% (continued)
FNB Corp.	10,553	185,205
Fulton Financial Corp.	5,574	115,103
GCM Grosvenor, Inc., Cl. A	1,512	17,116
Genworth Financial, Inc. (a)	12,256	102,215
Glacier Bancorp, Inc.	3,797	192,432
Goosehead Insurance, Inc., Cl. A (a)	728	45,019
HA Sustainable Infrastructure Capital, Inc.	3,677	126,526
Hancock Whitney Corp.	2,543	174,958
Home BancShares, Inc.	5,335	154,181
Independent Bank Corp.	1,484	119,877
International Bancshares Corp.	1,579	109,962
Janus Henderson Group PLC	3,759	180,921
Kemper Corp.	1,754	69,125
Lazard, Inc.	2,788	149,771
Lemonade, Inc. (a),(b)	1,685	146,140
Lincoln National Corp.	5,137	213,751
Marqeta, Inc., Cl. A (a)	11,332	46,801
Mercury General Corp.	806	70,597
MGIC Investment Corp.	6,977	187,821
Miami International Holdings, Inc. (a),(b)	1,893	78,995
Moelis & Co., Cl. A	2,231	159,896
NCR Atleos Corp. (a)	2,160	80,568
Nelnet, Inc., Cl. A	518	68,324
NMI Holdings, Inc. (a)	2,376	91,999
Oscar Health, Inc., Cl. A (a)	5,621	80,661
Palomar Holdings, Inc. (a)	786	97,142
Park National Corp.	377	61,428
Paymentus Holdings, Inc., Cl. A (a)	1,178	31,488
Payoneer Global, Inc. (a)	8,158	52,130
PennyMac Financial Services, Inc.	847	84,632
Piper Sandler Cos.	520	180,102
PJT Partners, Inc., Cl. A	672	116,276
Radian Group, Inc.	4,023	132,357
Remitly Global, Inc. (a)	4,808	63,562
Renasant Corp.	2,849	107,436
Rithm Capital Corp. (c)	15,907	174,023
Seacoast Banking Corp. of Florida	2,606	87,145
Selective Insurance Group, Inc.	1,763	148,233
ServisFirst Bancshares, Inc.	1,522	124,576
Sezzle, Inc. (a),(b)	535	33,833
Simmons First National Corp., Cl. A	4,567	92,847
SiriusPoint Ltd. (a)	3,092	63,108
SLM Corp.	5,717	155,217
StoneX Group, Inc. (a)	1,372	154,021
Texas Capital Bancshares, Inc. (a)	1,353	136,883
TFS Financial Corp. (b)	1,547	21,774
The Baldwin Insurance Group, Inc. (a)	2,172	47,610
The Bancorp, Inc. (a)	1,298	77,153
The Hanover Insurance Group, Inc.	1,060	184,588
The Western Union Company (b)	9,383	87,919
Towne Bank	2,287	80,045

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Financials — 17.4% (continued)
United Bankshares, Inc.	4,120	174,400
United Community Banks, Inc.	3,724	128,217
Upstart Holdings, Inc. (a),(b)	2,568	100,794
Valley National Bancorp	14,379	179,162
Victory Capital Holdings, Inc., Cl. A	1,264	89,150
Virtu Financial, Inc., Cl. A	2,425	100,662
WaFd, Inc.	2,392	78,027
Walker & Dunlop, Inc.	965	60,689
Webull Corp. (a)	6,812	47,888
WesBanco, Inc.	2,863	101,035
WEX, Inc. (a)	964	148,360
White Mountains Insurance Group Ltd.	75	153,370
WSFS Financial Corp.	1,673	108,293
		11,321,990
Health Care — 11.8%
Acadia Healthcare Co., Inc. (a)	2,666	35,831
ACADIA Pharmaceuticals, Inc. (a)	5,005	125,776
ADMA Biologics, Inc. (a)	7,049	121,948
Agios Pharmaceuticals, Inc. (a)	1,786	49,008
Akero Therapeutics, Inc. (a)	2,074	1,348
Alignment Healthcare, Inc. (a)	3,674	82,775
Alkermes PLC (a)	4,777	161,893
Amicus Therapeutics, Inc. (a)	8,446	120,693
Amneal Pharmaceuticals, Inc. (a)	3,381	46,252
Apellis Pharmaceuticals, Inc. (a)	2,806	63,359
Apogee Therapeutics, Inc. (a)	1,273	83,394
Arcellx, Inc. (a)	1,154	78,830
Arrowhead Pharmaceuticals, Inc. (a)	3,547	245,914
Avidity Biosciences, Inc. (a)	3,691	267,856
Axsome Therapeutics, Inc. (a)	1,200	221,100
Bausch + Lomb Corp. (a)	1,243	20,758
Beam Therapeutics, Inc. (a)	2,866	79,159
BrightSpring Health Services, Inc. (a)	2,934	115,218
Bruker Corp.	3,108	137,653
Catalyst Pharmaceuticals, Inc. (a),(b)	3,436	83,495
CG oncology, Inc. (a),(b)	1,821	94,783
Concentra Group Holdings Parent, Inc.	3,427	76,011
CorVel Corp. (a)	745	51,874
Crinetics Pharmaceuticals, Inc. (a)	2,620	130,843
Cytokinetics, Inc. (a)	3,518	222,302
Denali Therapeutics, Inc. (a)	3,524	76,612
DENTSPLY SIRONA, Inc.	5,835	72,762
Envista Holdings Corp. (a)	4,965	116,529
GeneDx Holdings Corp. (a)	562	54,098
Glaukos Corp. (a)	1,679	200,439
Haemonetics Corp. (a)	1,436	95,724
HeartFlow, Inc. (a),(b)	2,495	74,526
Hinge Health, Inc., Cl. A (a)	693	24,186
ICU Medical, Inc. (a)	625	93,687
ImmunityBio, Inc. (a),(b)	8,261	51,631
Immunovant, Inc. (a)	2,207	57,382

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Health Care — 11.8% (continued)
Indivior Pharmaceuticals, Inc. (a)	3,325	117,638
Inspire Medical Systems, Inc. (a)	885	67,065
Integer Holdings Corp. (a)	1,064	92,419
IRhythm Holdings, Inc. (a)	965	149,102
Kiniksa Pharmaceuticals International PLC (a)	1,377	60,478
Krystal Biotech, Inc. (a)	717	200,215
Kymera Therapeutics, Inc. (a),(b)	1,525	110,852
Lantheus Holdings, Inc. (a)	2,041	136,584
LifeStance Health Group, Inc. (a)	4,953	35,018
Ligand Pharmaceuticals, Inc. (a)	599	115,068
LivaNova PLC (a)	1,627	106,910
Merit Medical Systems, Inc. (a)	1,759	142,637
Mineralys Therapeutics, Inc. (a)	1,436	44,358
Mirum Pharmaceuticals, Inc. (a)	1,331	137,386
Nuvalent, Inc., Cl. A (a)	1,328	136,638
Option Care Health, Inc. (a)	4,883	166,022
Organon & Co.	7,661	65,425
Perrigo Co. PLC	4,090	58,119
Prestige Consumer Healthcare, Inc. (a)	1,393	89,807
Privia Health Group, Inc. (a)	3,012	69,939
Protagonist Therapeutics, Inc. (a)	1,800	147,240
PTC Therapeutics, Inc. (a)	2,360	178,251
RadNet, Inc. (a)	2,098	147,070
Recursion Pharmaceuticals, Inc., Cl. A (a),(b)	9,291	38,929
Rhythm Pharmaceuticals, Inc. (a)	1,686	172,849
Scholar Rock Holding Corp. (a)	1,930	85,576
Soleno Therapeutics, Inc. (a)	1,352	52,133
Sotera Health Co. (a)	5,260	95,311
Supernus Pharmaceuticals, Inc. (a)	1,569	75,563
Surgery Partners, Inc. (a)	2,248	33,405
Tarsus Pharmaceuticals, Inc. (a)	1,060	68,412
Teleflex, Inc.	1,353	141,213
TG Therapeutics, Inc. (a)	4,478	131,788
TransMedics Group, Inc. (a),(b)	994	133,171
Ultragenyx Pharmaceutical, Inc. (a)	2,703	65,061
Vaxcyte, Inc. (a)	3,784	202,709
Veracyte, Inc. (a)	2,330	88,726
Viking Therapeutics, Inc. (a),(b)	3,146	91,360
		7,686,096
Industrials — 17.2%
AAR Corp. (a)	1,164	123,279
ABM Industries, Inc.	1,900	87,476
Air Lease Corp.	3,220	208,109
Alamo Group, Inc.	300	58,593
Alaska Air Group, Inc. (a)	3,471	176,431
Amentum Holdings, Inc. (a)	4,355	155,822
American Superconductor Corp. (a)	1,290	38,597
Arcosa, Inc.	1,492	170,789
Argan, Inc.	400	138,844
Atkore, Inc.	1,058	73,478
Atmus Filtration Technologies, Inc.	2,475	143,476

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Industrials — 17.2% (continued)
Avis Budget Group, Inc. (a),(b)	512	58,875
AZZ, Inc.	878	109,127
Boise Cascade Co.	1,129	91,234
Brady Corp., Cl. A	1,280	110,682
CBIZ, Inc. (a)	1,439	56,625
Clarivate PLC (a),(b)	12,352	32,733
Concentrix Corp. (b)	1,199	44,783
Construction Partners, Inc., Cl. A (a)	1,397	153,502
Copa Holdings SA, Cl. A	920	125,488
CSW Industrials, Inc.	497	134,180
EnerSys	1,125	202,714
Enovix Corp. (a),(b)	5,192	34,371
Enpro, Inc.	602	143,746
Eos Energy Enterprises, Inc. (a),(b)	8,160	119,462
ESCO Technologies, Inc.	774	176,604
Everus Construction Group, Inc. (a)	1,457	128,930
Exponent, Inc.	1,501	107,877
Federal Signal Corp.	1,761	190,346
Firefly Aerospace, Inc. (a)	4,215	106,218
First Advantage Corp. (a),(b)	2,450	33,075
Fluence Energy, Inc. (a)	1,882	57,909
Franklin Electric Co., Inc.	1,179	117,452
FTI Consulting, Inc. (a)	953	166,461
Gates Industrial Corp. PLC (a)	7,451	171,522
GATX Corp.	1,030	187,367
Granite Construction, Inc.	1,305	157,566
Griffon Corp.	1,125	91,631
GXO Logistics, Inc. (a)	3,389	191,783
Hayward Holdings, Inc. (a)	5,731	92,498
Herc Holdings, Inc. (b)	965	138,323
Hexcel Corp.	2,384	197,419
Hub Group, Inc., Cl. A	1,880	89,450
Huron Consulting Group, Inc. (a)	501	84,669
Innodata, Inc. (a),(b)	917	50,838
Intuitive Machines, Inc. (a),(b)	3,271	62,116
JBT Marel Corp.	1,549	243,673
Kadant, Inc.	354	113,648
Kirby Corp. (a)	1,668	196,257
Korn Ferry	1,593	110,666
Landstar System, Inc.	1,070	159,815
Matson, Inc.	959	153,728
Maximus, Inc.	1,672	157,904
McGrath RentCorp	758	84,661
Mercury Systems, Inc. (a)	1,594	149,645
Moog, Inc., Cl. A	831	253,746
MSC Industrial Direct Co., Inc., Cl. A	1,243	104,835
Mueller Water Products, Inc., Cl. A	4,607	124,711
MYR Group, Inc. (a)	455	113,768
OPENLANE, Inc. (a)	3,127	93,935
Planet Labs PBC (a)	6,947	173,467
Plug Power, Inc. (a),(b)	31,481	66,582

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Industrials — 17.2% (continued)
Powell Industries, Inc. (b)	282	125,092
Primoris Services Corp.	1,610	238,682
Resideo Technologies, Inc. (a)	4,448	152,388
REV Group, Inc.	1,424	90,994
Robert Half, Inc.	3,168	109,644
Rush Enterprises, Inc., Cl. A	1,883	120,870
Rush Enterprises, Inc., Cl. B	165	9,737
RXO, Inc. (a)	4,904	71,500
Schneider National, Inc., Cl. B	1,028	27,592
Science Applications International Corp.	1,372	139,615
Sensata Technologies Holding PLC	4,380	151,504
SiteOne Landscape Supply, Inc. (a)	1,322	189,760
SkyWest, Inc. (a)	1,188	114,666
Sunrun, Inc. (a)	6,815	129,485
Tecnoglass, Inc. (b)	723	35,362
Terex Corp.	1,982	112,974
The Brink’s Company	1,237	157,148
The GEO Group, Inc. (a)	4,250	67,915
The Timken Company	1,896	176,688
TIC Solutions, Inc. (a),(b)	5,013	50,631
Trex Co., Inc. (a)	3,278	135,775
TriNet Group, Inc.	869	53,218
Trinity Industries, Inc.	2,563	73,661
Tutor Perini Corp.	1,313	103,583
UFP Industries, Inc.	1,748	180,533
UniFirst Corp.	425	91,375
Verra Mobility Corp. (a)	4,779	92,235
Vicor Corp. (a)	694	109,423
VSE Corp.	537	117,372
WillScot Holdings Corp.	5,363	107,421
Worthington Enterprises, Inc.	941	52,291
Xometry, Inc., Cl. A (a),(b)	1,305	74,555
		11,157,200
Information Technology — 14.8%
ACI Worldwide, Inc. (a)	3,088	133,896
ACM Research, Inc., Cl. A (a)	1,494	86,831
Advanced Energy Industries, Inc.	1,124	287,025
Agilysys, Inc. (a)	662	57,428
Alarm.com Holdings, Inc. (a)	1,505	73,414
Alkami Technology, Inc. (a),(b)	2,033	43,079
Allegro MicroSystems, Inc. (a)	3,771	139,188
Ambarella, Inc. (a)	1,214	77,745
American Bitcoin Corp., Cl. A (a)	5,200	7,852
Amkor Technology, Inc.	3,444	166,449
Appian Corp., Cl. A (a)	940	26,226
Applied Digital Corp. (a)	6,957	235,703
Asana, Inc., Cl. A (a)	2,957	30,309
ASGN, Inc. (a)	1,233	64,227
AvePoint, Inc. (a)	3,787	44,043
Avnet, Inc.	2,577	160,779
Axcelis Technologies, Inc. (a)	973	85,692

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Information Technology — 14.8% (continued)
Badger Meter, Inc.	887	130,016
Belden, Inc.	1,182	138,897
BigBear.ai Holdings, Inc. (a),(b)	12,973	65,384
BILL Holdings, Inc. (a)	2,962	127,870
Blackbaud, Inc. (a)	1,183	63,527
BlackLine, Inc. (a)	1,541	71,610
Box, Inc., Cl. A (a)	4,186	106,115
Braze, Inc., Cl. A (a)	2,497	51,988
C3.ai, Inc., Cl. A (a),(b)	3,730	41,067
Calix, Inc. (a)	1,836	82,014
Cipher Mining, Inc. (a)	6,733	107,459
Cirrus Logic, Inc. (a)	1,551	202,157
Cleanspark, Inc. (a),(b)	8,324	98,556
Clear Secure, Inc., Cl. A	2,568	83,768
Clearwater Analytics Holdings, Inc., Cl. A (a)	8,387	202,043
Core Scientific, Inc. (a),(b)	8,870	159,571
Crane NXT Co.	1,505	76,033
DigitalOcean Holdings, Inc. (a),(b)	1,946	107,516
Diodes, Inc. (a)	1,270	75,171
DXC Technology Co. (a)	5,296	76,421
Enphase Energy, Inc. (a)	3,889	143,815
Extreme Networks, Inc. (a)	3,915	57,081
FormFactor, Inc. (a)	2,297	161,916
Freshworks, Inc., Cl. A (a)	5,677	61,198
Globant SA (a)	1,320	88,282
Hut 8 Corp. (a)	2,877	160,623
Impinj, Inc. (a)	579	79,960
Insight Enterprises, Inc. (a)	817	68,644
Intapp, Inc. (a)	2,197	74,588
IPG Photonics Corp. (a)	732	67,644
Itron, Inc. (a)	1,379	136,631
JFrog Ltd. (a)	3,004	164,619
Kulicke & Soffa Industries, Inc.	1,506	86,339
Littelfuse, Inc.	736	238,287
MARA Holdings, Inc. (a),(b)	11,069	105,155
Mirion Technologies, Inc. (a)	7,254	180,189
nCino, Inc. (a)	2,742	58,542
Novanta, Inc. (a)	1,081	145,438
Ondas, Inc. (a),(b)	10,067	104,294
Onestream, Inc. (a)	2,698	63,700
Onto Innovation, Inc. (a)	1,463	295,599
OSI Systems, Inc. (a)	479	119,817
Plexus Corp. (a)	812	161,856
Power Integrations, Inc.	1,592	73,136
Q2 Holdings, Inc. (a)	1,832	112,210
Qualys, Inc. (a)	1,099	144,958
Quantum Computing, Inc. (a),(b)	4,866	45,108
Ralliant Corp.	3,389	179,515
RingCentral, Inc., Cl. A (a)	2,223	57,531
Sanmina Corp. (a)	1,553	220,029
Semtech Corp. (a)	2,601	207,430

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Information Technology — 14.8% (continued)
Silicon Laboratories, Inc. (a)	979	139,459
SPS Commerce, Inc. (a)	1,172	104,613
Synaptics, Inc. (a)	1,160	95,712
Tenable Holdings, Inc. (a)	3,478	76,725
Teradata Corp. (a)	2,823	80,512
Terawulf, Inc. (a),(b)	9,451	126,360
TTM Technologies, Inc. (a)	3,065	300,983
Varonis Systems, Inc. (a)	3,272	97,636
Vertex, Inc., Cl. A (a)	2,254	41,812
Viasat, Inc. (a)	3,580	161,709
Viavi Solutions, Inc. (a)	6,646	162,561
Vishay Intertechnology, Inc.	3,466	69,840
Vistance Networks, Inc. (a)	6,476	116,568
Vontier Corp.	4,417	165,637
Workiva, Inc. (a)	1,530	117,841
Zeta Global Holdings Corp., Cl. A (a)	5,938	110,328
		9,619,499
Materials — 5.0%
Ardagh Metal Packaging SA	4,407	19,347
Ashland, Inc.	1,501	91,801
Aura Minerals, Inc.	1,023	65,155
Avient Corp.	2,771	100,172
Balchem Corp.	978	166,426
Cabot Corp.	1,692	122,145
Celanese Corp.	3,087	137,186
Century Aluminum Co. (a)	1,542	69,899
Cleveland-Cliffs, Inc. (a)	14,405	198,213
Commercial Metals Co.	3,318	255,055
Element Solutions, Inc.	6,667	194,010
FMC Corp.	3,731	58,950
Graphic Packaging Holding Co.	9,196	134,721
Greif, Inc., Cl. A	808	57,061
Hawkins, Inc.	567	73,852
HB Fuller Co.	1,672	100,487
Knife River Corp. (a)	1,592	106,935
Materion Corp.	613	84,766
Olin Corp.	3,404	70,837
Perimeter Solutions, Inc. (a)	4,126	107,895
PureCycle Technologies, Inc. (a),(b)	3,945	37,714
Quaker Chemical Corp.	409	62,880
Sealed Air Corp.	4,425	185,319
Sensient Technologies Corp.	1,254	118,528
Silgan Holdings, Inc. (b)	2,282	98,468
Sonoco Products Co.	3,074	147,552
The Chemours Company	4,290	64,307
The Scotts Miracle-Gro Company	1,329	85,348
United States Lime & Minerals, Inc.	312	37,605
USA Rare Earth, Inc. (a),(b)	2,614	58,606
Warrior Met Coal, Inc.	1,566	139,844
		3,251,084

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Real Estate — 7.1%
Acadia Realty Trust (c)	3,800	76,038
American Healthcare REIT, Inc. (c)	5,072	237,928
Americold Realty Trust, Inc. (c)	8,833	109,618
Apple Hospitality REIT, Inc. (c)	6,267	72,948
Broadstone Net Lease, Inc. (c)	5,754	106,507
CareTrust REIT, Inc. (c)	6,763	252,530
Compass, Inc., Cl. A (a)	14,160	177,283
COPT Defense Properties (c)	3,543	109,160
Cousins Properties, Inc. (c)	5,205	131,374
Curbline Properties Corp. (c)	2,921	70,834
Cushman & Wakefield Ltd. (a)	5,048	82,989
Douglas Emmett, Inc. (c)	5,154	54,426
EPR Properties (c)	2,262	122,691
Essential Properties Realty Trust, Inc. (c)	5,905	179,276
Four Corners Property Trust, Inc. (c)	3,336	82,232
Highwoods Properties, Inc. (c)	3,291	85,072
Howard Hughes Holdings, Inc. (a)	1,244	101,585
Independence Realty Trust, Inc. (c)	6,832	114,094
Kilroy Realty Corp. (c)	3,525	121,542
Kite Realty Group Trust (c)	6,605	155,152
Landbridge Co. LLC, Cl. A (b)	573	32,925
LXP Industrial Trust (c)	1,760	87,208
Medical Properties Trust, Inc. (b),(c)	15,704	78,834
Millrose Properties, Inc. (c)	3,521	104,926
National Health Investors, Inc. (c)	1,391	114,229
National Storage Affiliates Trust (c)	2,303	73,258
Newmark Group, Inc., Cl. A	4,126	73,567
Opendoor Technologies, Inc. (a)	19,778	101,857
Outfront Media, Inc. (c)	4,282	104,138
Park Hotels & Resorts, Inc. (c)	5,290	57,820
Phillips Edison & Co., Inc. (c)	3,638	131,805
PotlatchDeltic Corp. (c)	2,266	94,560
Rayonier, Inc. (c)	4,301	97,805
Ryman Hospitality Properties, Inc. (c)	1,848	175,006
Sabra Health Care REIT, Inc. (c)	7,229	135,399
SL Green Realty Corp. (c)	2,140	95,829
Tanger, Inc. (c)	3,347	109,514
Terreno Realty Corp. (c)	3,086	189,912
The Macerich Company (c)	7,523	142,410
The St. Joe Company	1,660	109,875
Urban Edge Properties (c)	3,547	68,918
		4,623,074
Utilities — 3.4%
American States Water Co.	1,110	80,986
Avista Corp.	2,480	102,399
Black Hills Corp.	2,177	158,877
California Water Service Group	1,698	75,901
Chesapeake Utilities Corp.	697	89,690
Clearway Energy, Inc., Cl. A	936	31,609
Clearway Energy, Inc., Cl. C	2,495	90,194
MDU Resources Group, Inc.	5,803	119,019

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Utilities — 3.4% (continued)
MGE Energy, Inc.	1,136	90,744
New Jersey Resources Corp.	3,041	150,469
Northwestern Energy Group, Inc.	1,840	124,862
ONE Gas, Inc.	1,778	141,458
Ormat Technologies, Inc.	1,758	219,644
Otter Tail Corp.	1,129	100,662
Portland General Electric Co.	3,282	164,920
Southwest Gas Holdings, Inc.	1,709	141,539
Spire, Inc.	1,743	147,266
TXNM Energy, Inc.	2,930	172,636
		2,202,875
Total Equity Securities - Common Stocks (cost $61,092,271)		64,826,252

	1-Day Yield (%)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $117,638)	3.65	117,638	117,638
Investment of Cash Collateral for Securities Loaned — 1.6%
Registered Investment Companies — 1.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $1,061,348)	3.65	1,061,348	1,061,348
Total Investments (cost $62,271,257)		101.6%	66,005,238
Liabilities, Less Cash and Receivables		(1.6%)	(1,046,019)
Net Assets		100.0%	64,959,219

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $5,073,372 and the value of the collateral was
$5,421,747, consisting of cash collateral of $1,061,348 and U.S. Government & Agency securities valued at $4,360,399.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000 Index	1	3/20/2026	128,681	131,230	2,549
Gross Unrealized Appreciation					2,549
See notes to schedule of investments.

Schedule of Investments
BNY Mellon US Small Cap Core Equity ETF
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	64,826,252	—	—	64,826,252
Investment Companies	1,178,986	—	—	1,178,986
	66,005,238	—	—	66,005,238
Other Financial Instruments:
Futures††	2,549	—	—	2,549
	2,549	—	—	2,549

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
At January 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $3,736,530, consisting of $9,140,936 gross unrealized appreciation and $5,404,406 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.